Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2019	Mar. 04, 2019	Mar. 03, 2019	Dec. 31, 2018
Statement of Financial Position [Abstract]
Shares issued (in shares)	54,110,584			54,099,929
Shares outstanding (in shares)	54,110,584			54,099,929
Par value (in USD per share)	$ 0.10	$ 0.10	$ 0.01	$ 0.1